Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes
Income Taxes

11. Income Taxes

The Company is registered in the Cayman Islands and has operations in four tax jurisdictions — the PRC, the U.S., Hong Kong and Taiwan. The operations in Taiwan represent a branch office of the subsidiary in the U.S. For operations in the U.S., Hong Kong and Taiwan, the Company has incurred net accumulated operating losses for income tax purposes. The Company believes that it is more likely than not that these net accumulated operating losses will not be utilized in the future. Therefore, the Company has provided full valuation allowance for the deferred tax assets arising from the losses at these locations as of December 31, 2015 and 2016.

The components of income before income taxes are as follows:

	Year Ended December 31,
	2014	2015	2016
	(In thousands, except percentage)
Income before income tax expense	$168,741	$46,143	$304,527
Income (loss) from non-China operations	$168,446	$(25,354)	$125,064
Income from China operations	$295	$71,497	$179,463
Income tax expenses applicable to China operations	$6,970	$10,420	$11,985
Effective tax rate for China operations	2,362%	15%	7%

The Company has recorded income tax provisions from its PRC operations for the years ended December 31, 2014, 2015 and 2016. The income (loss) from non-China operation mainly resulted from the disposal\dilution gain (loss) or impairment loss related to overseas investments, stock-based compensation, fair value change in option liability, etc. In 2014, the Company’s non-China operations recognized a disposal gain of $109.2 million relates to Alibaba and a dilution gain of E-House totaling $48.2 million, Hong Kong operations recognized a deemed disposal gain of Tian Ge of $49.2 million, Weibo’s Cayman Islands operations recorded a loss in change in fair value of  option liability of $47.0 million related to Alibaba. In 2015, the Company’s non-China operations recorded a gain of $18.9 million related to disposal of its partial investment in Youku Tudou. In 2016, the Company’s non-China operations recorded (i) aggregated  gains of $156.4 million from disposing a series of  investments under cost method (ii) a gain of $44.2 million related to disposal of its partial investment in Alibaba, (iii) a gain of $34.5 million related to disposal of its remaining investment in Youku Tudou due to its privatization and (iv) a loss of $28.5 million in change in fair value of option liability related to E-House. A portion of the non-China operations in 2016 resulted in the recognition of non-China income tax expense.

Cayman Islands

Under the current tax laws of Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed. As such, the significant income from the disposition gain of Alibaba and certain private foreign entity’s shares in 2016 are not subject to tax.

U.S.

As of December 31, 2016, the Company’s subsidiary in the U.S. had approximately $88.1 million of federal and $8.8 million of state net operating loss carryforwards available to offset future taxable income. The federal net operating loss carryforwards will expire, if unused, in the years ending June 30, 2018 through December 31, 2036, and the state net operating loss carryforwards will expire, if unused, in the years ending December 31, 2017 through December 31, 2036. Included in the net operating loss carryforwards were $40.2 million and $5.6 million of federal and state net operating loss carryforwards relating to employee stock options, the benefit of which will be credited to equity when realized. The Tax Reform Act of 1986 limits the use of net operating loss and tax credit carryforwards in certain situations when changes occur in the stock ownership of a company. In the event the Company has a change in ownership, utilization of carryforwards could be restricted. The deferred tax assets for the U.S. subsidiary as at December 31, 2016 consisted mainly of net operating loss carryforwards, for which a full valuation allowance has been provided, as management believes it is more likely than not that these assets will not be realized in the future.

The following table sets forth the significant components of the net deferred tax assets for operation in the U.S.:

	As of December 31,
	2015	2016
	(In thousands)
Deferred tax assets:
Net operating loss carry-forwards	$30,126	$30,279
Other tax credits, allowances for doubtful accounts, accruals and other liabilities	479	553

Total deferred tax assets	30,605	30,832
Less: valuation allowance	(30,605)	(30,832)

Deferred tax assets, net	$—	$—

Hong Kong

As of December 31, 2016, the Company’s Hong Kong subsidiaries had approximately  $29.6 million of net operating loss carryforwards which can be carried forward indefinitely to offset future taxable income. As of December 31, 2016, the deferred tax assets for the Hong Kong subsidiary, consists mainly of net operating loss carryforwards, for which a full valuation allowance has been provided. Management believes it is more likely than not that these assets will not be realized in the future.

The following table sets forth the significant components of the net deferred tax assets for Hong Kong operation:

	As of December 31,
	2015	2016
	(In thousands)
Deferred tax assets:
Net operating loss carry-forwards	$4,506	$4,883
Less: valuation allowance	(4,506)	(4,883)

Deferred tax assets	$—	$—

China

Effective January 1, 2008, the Enterprise Income Tax Law (the “EIT Law”) in China unifies the enterprise income tax rate for the entities incorporated in China at 25% if they are not eligible for any preferential tax treatment. High and new technology enterprises enjoy a preferential tax rate of 15% under the EIT Law. As of December 31, 2016,  four of the Company’s subsidiaries and VIEs in China, SINA.com Technology (China) Co., Ltd., SINA Technology (China) Co., Ltd., Beijing New Media Information Technology Co., Ltd., and Sina (Shanghai) Management Co., Ltd., were qualified as high and new technology enterprises, and enjoyed a preferential tax rate of 15% under the new EIT Law.

On February 22, 2008, relevant governmental regulatory authorities released qualification criteria, application procedures and assessment processes for “software enterprise”, which were updated in April 2013. An entity qualified as a  software enterprise, they can enjoy an income tax exemption for two years beginning with its first profitable year and a 50% tax reduction to a rate of 12.5% for the subsequent three years. SINA (Shanghai) Management Co., Ltd., qualified as a software enterprise in 2010 and is exempted from income tax for the first two years and is entitled to a preferential tax rate of 12.5% for the three years thereafter. Weibo Technology was qualified as a software enterprise and started to enjoy the relevant tax holiday from its first profitable year in 2015.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC should be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Company does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, should SINA be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC tax on worldwide income at a uniform tax rate of 25% retroactive to January 1, 2008.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by an FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the Previous EIT Law. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits.

A majority of the Company’s FIEs’ operations in China are invested and held by Hong Kong registered entities. If we are regarded as a non-resident enterprise and our Hong Kong subsidiaries are regarded as resident enterprises, then our Hong Kong subsidiaries may be required to pay a 10% withholding tax on any dividends payable to us. If our Hong Kong entities are regarded as non-resident enterprises, then our PRC subsidiaries may be required to pay a 5% withholding tax for any dividends payable to our Hong Kong subsidiaries. However, it is still unclear at this stage whether Circular 601 applies to dividends from our PRC subsidiaries paid to our Hong Kong subsidiaries and if our Hong Kong subsidiaries were not considered as “beneficial owners” of any dividends from their PRC subsidiaries, the dividends payable to our Hong Kong subsidiaries would be subject to withholding tax at a rate of 10%. In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. Based on the subsequently issued interpretation of the EIT, Article 4 of Cai Shui (2008) Circular No. 1, dividends on earnings prior to 2008 but distributed after 2008 are not subject to withholding income tax. The Company decided that its foreign invested enterprises will not distribute PRC earnings made since 2008 beyond to their immediate foreign holding companies and will maintain such cash onshore to reinvest in its PRC operations.  As of December 31, 2015 and 2016, the Company did not record any withholding tax on the retained earnings of its FIEs in the PRC as the Company intends to reinvest all earnings in China since 2008 to further expand its business in China, and its FIEs do not intend to declare dividends on the retained earnings made since 2008 to their immediate foreign holding companies.

The Company’s VIEs are wholly owned by the Company’s employees and controlled by the Company through various contractual agreements. To the extent that these VIEs have undistributed earnings, the Company will accrue appropriate expected tax associated with repatriation of such undistributed earnings.

The Company did not recognize any amount of unrecognized tax benefits and related interest and penalties in its financial statement during the presented periods in accordance with ASC740-10. Included in the long-term liabilities as of December 31, 2015 and 2016, there was both approximately $0.6 million unrecognized tax liability, respectively, arising from transferring pricing arrangements between subsidiaries and VIEs in previous periods, which is immaterial to the consolidated financial statements for all periods presented. The Company also did not expect any significant increase or decrease in this unrecognized tax liability within 12 months following the reporting date. In general, the PRC tax authorities have up to five years to review a company’s tax filings. Accordingly, tax filings of the Company’s PRC subsidiaries and VIEs for tax years 2012 through 2016 remain subject to the review by the relevant PRC tax authorities. In the case of a transferring pricing related adjustment, the statute of limitation is ten years, which indicates that such arrangement will open for examination by PRC tax authorities.

In December 2009, the State Administration of Tax (“SAT”) in China issued a circular on strengthening the management of proceeds from equity transfers by non-China tax resident enterprises and requires foreign entities to report indirect sales of China tax resident enterprises. If the existence of the overseas intermediary holding company is disregarded due to lack of reasonable business purpose or substance, gains on such sale are subject to PRC withholding tax. In February 2015, SAT issued the Circular on Several Issues Related to Enterprise Income Tax for Indirect Asset Transfer by Non-PRC Resident Enterprises , or SAT Circular 7, if a non-resident enterprise transfers the equity interests of or similar rights or interests in overseas companies which directly or indirectly own PRC taxable assets through an arrangement without a reasonable commercial purpose, but rather to avoid PRC corporate income tax, the transaction will be re-characterized and treated as a direct transfer of PRC taxable assets subject to PRC corporate income tax. SAT Circular 7 specifies certain factors that should be considered in determining whether an indirect transfer has a reasonable commercial purpose. However, as SAT Circular 7 is newly issued, there is uncertainty as to the application of SAT Circular 7 and the interpretation of the term “reasonable commercial purpose.” SAT Circular 7 became effective on February 2015, but it also applies to indirect transfers which occurred before its issuance but have not received assessment from the tax authorities.  In June 2015, according to communication with the local tax bureau in China, the sale of shares in Weibo during its initial public offering was categorized as an indirect transfer of taxable assets in China, and as such the capital gain from the transaction is subject to PRC withholding tax at rate of 10%.  The Company fully paid the relevant tax arising from the transaction and recorded a reduction of additional paid-in capital in 2015 considering the relevant tax directly relates to equity transaction. Although the Company believes that it is more likely than not all the other transactions made by the Company during all the presented periods would be determined to have reasonable commercial purpose, should this not be the case, the Company would be subject to a significant withholding tax that could materially and adversely impact its financial position, results of operations and cash flows.

Composition of income tax expenses for China operations

The following table sets forth current and deferred portion of income tax expenses of the Company’s China subsidiaries and VIEs:

	Year Ended December 31,
	2014	2015	2016
	(In thousands)
Current tax provision	$8,198	$13,948	$17,455
Deferred tax benefits	(1,228)	(3,528)	(5,470)

Income tax expenses	$6,970	$10,420	$11,985

Reconciliation of the differences between statutory tax rate and the effective tax rate for China operations

The following table sets forth reconciliation between the statutory EIT rate and the effective tax rate for China operations:

	Year Ended December 31,
	2014	2015	2016
Statutory EIT rate	25%	25%	25%
Effect on tax holiday and preferential tax rate	(1,664)%	(24)%	(29)%
Permanent differences	2,670%	12%	4%
Change in valuation allowance	1,699%	2%	7%
Effect of changes in the tax status	(368)%	—	—

Effective tax rate for China operations	2,362%	15%	7%

The provisions for income taxes for the years ended December 31, 2014, 2015 and 2016 differ from the amounts computed by applying the EIT primarily due to the tax holidays and the preferential tax rate enjoyed by certain of the Company’s entities in the PRC. The decrease in effective tax rate for China operations in 2015 when compared to 2014 mainly resulted from a relatively higher income before tax from China operation in 2015 and the effect of the tax holiday of software enterprise enjoyed by Weibo Technology starting from 2015. The decrease in effective tax rate for China operations in 2016 as compared to 2015 was mainly due to the relatively higher proportion of income achieved by Weibo Technology, which has been enjoying the tax holiday since 2015.

The following table sets forth the effect of tax holiday related to China operations:

	Year Ended December 31,
	2014	2015	2016
	(In thousands, except per share amount)
Tax holiday effect	$4,910	$17,169	$51,829
Basic net income per share effect	$0.08	$0.29	$0.74
Diluted net income per share effect	$0.07	$0.28	$0.67

The following table sets forth the significant components of deferred tax assets and liabilities for China operations:

	As of December 31,
	2015	2016
	(In thousands)
Deferred tax assets:
Allowances for doubtful accounts	$16,386	$18,509
Net operating loss carry forwards	1,098	815
Accruals	7,553	11,978
Depreciation, and other liabilities	5,964	16,732

Total deferred tax assets	31,001	48,034
Less: valuation allowance	(23,232)	(35,447)

Net deferred tax assets	$7,769	$12,587

Deferred tax liabilities:
Depreciation	$(468)	$(814)
Acquired intangible assets	(1,959)	(274)
Others	(2,044)	(2,521)

Total deferred tax liabilities	$(4,471)	$(3,609)

Valuation allowance is provided against deferred tax assets when the Company determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Company considered factors including (i) future reversals of existing taxable temporary differences; (ii) future taxable income exclusive of reversing temporary differences and carry-forwards; and (iii) tax planning strategies. Historically, deferred tax assets were valued using the previous statutory rate of 25% or applicable preferential rates.

As of December 31, 2015 and 2016, the Company provided full valuation allowance of the deferred tax assets for China operations mainly related to the allowance for doubtful accounts. Given that the Company has been unsuccessful in getting approval from the relevant tax authorities for the deduction of the tax allowance on bad debt in recent years, the Company believes it is more likely than not that these deferred tax assets will not be utilized.

As of December 31, 2015 and 2016, the Company had net operating loss carry forwards for China operation totaling $4.4 million and $3.3 million, which both recognized fully valuation allowance.